Mar. 01, 2017

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated September 18, 2017, to the Prospectus

and Summary Prospectus dated March 1, 2017, as supplemented

The Board of Trustees approved Tremblant Capital LP as an additional Sub-Adviser for the JPMorgan Multi-Manager Alternatives Fund (the “Fund”).

The list of the Fund’s Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund’s Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Brigade Capital Management, LP

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

P. Schoenfeld Asset Management, L.P.

Passport Capital, LLC

Portland Hill Asset Management Ltd.

Shannon River Fund Management LLC

Tremblant Capital LP

YG Partners, LLC

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated September 18, 2017, to the Prospectus

and Summary Prospectus dated March 1, 2017, as supplemented

The Board of Trustees approved Tremblant Capital LP as an additional Sub-Adviser for the JPMorgan Multi-Manager Alternatives Fund (the “Fund”).

The list of the Fund’s Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund’s Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Brigade Capital Management, LP

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

P. Schoenfeld Asset Management, L.P.

Passport Capital, LLC

Portland Hill Asset Management Ltd.

Shannon River Fund Management LLC

Tremblant Capital LP

YG Partners, LLC

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE